ATAC Credit Rotation ETF

Schedule of Investments (Unaudited)
November 30, 2022

Description	Shares	Value
EXCHANGE TRADED FUNDS - 91.8%
iShares iBoxx High Yield Corporate Bond ETF (1)	43,245	$3,271,917
Xtrackers USD High Yield Corporate Bond ETF (1)	40,381	1,397,990
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,633,207)		4,669,907

SHORT-TERM INVESTMENTS - 8.3%
First American Government Obligations Fund, Class X, 3.668% (2)
(Cost $418,746)	418,746	418,746

Total Investments - 100.1%
(Cost $5,051,953)		5,088,653
Liabilities in Excess of Other Assets, Net - (0.1)%		(2,907)
Total Net Assets - 100.0%		$5,085,746

(1)
Value of this security exceeds 25% of the ATAC Credit Rotation ETF’s (the “Fund”) net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,669,907	$–	$–	$4,669,907
Short-Term Investments	418,746	–	–	418,746
Total Investments in Securities	$5,088,653	$–	$–	$5,088,653